Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property Plant And Equipment Owned And Leased Assets
“Property, plant and equipment” comprise owned and leased assets that do not meet the definition of investment property.

(€’000)	As at December 31,
	2020	2019
Property, Plant and Equipment owned (excluding right-of-use assets)	1 115	1 713
Right-of-use assets	3 004	3 347

Total Property, Plant and Equipment	4 119	5 061

Summary of Lease Liabilities
The statement of financial position shows the following amounts relating to leases for which the Group is a lessee:

(€’000)	Property	Vehicles	Equipment	Total
Cost
At January 1, 2019	2 780	106	1 715	4 601
Additions	30	257	—	287
Disposals	—	—	—	—
Transfers	—	—	(151)	(151)

At December 31, 2019	2 810	363	1 564	4 737

Additions	191	105	470	765
Disposals	—	(39)	—	(39)
Transfers	—	—	(543)	(543)

At December 31, 2020	3 001	429	1 491	4 920

Accumulated depreciation:	—	—	—	—
At January 1, 2019	—	—	(496)	(496)
Depreciation charge	(399)	(90)	(555)	(1 044)
Disposals	—	—	—	—
Transfers	—	—	151	151

At December 31, 2019	(399)	(90)	(901)	(1 390)

Depreciation charge	(428)	(114)	(567)	(1 109)
Disposals	—	39	—	39
Transfers	—	—	543	543

At December 31, 2020	(827)	(165)	(924)	(1 916)

Net book value
Cost	2 810	363	1 564	4 737
Accumulated depreciation	(399)	(90)	(901)	(1 390)

At December 31, 2019	2 411	273	663	3 347

Cost	3 001	429	1 491	4 920
Accumulated depreciation	(827)	(165)	(924)	(1 916)

At December 31, 2020	2 174	263	567	3 004

Summary of Lease Expense
The consolidated statements of comprehensive loss show the following amounts relating to leases:

(€’000)	For the year ended December 31,
	2020	2019
Depreciation charge of right-of-use assets
Property	428	399
Vehicles	75	90
Equipment	567	555
Interest on lease liabilities (including in Financial expenses)	259	286
Interest on sublease receivable (including in Financial income)	(46)	(62)
Variable lease payments not included in the measurement of lease liabilities	—	—
Expenses relating to short-term leases and leases of low-value assets	166	182

Total expenses related to leases	1 449	1 450

1	Interests on leases are presented as operating cash flow.

Summary of Cash Outflow For Leases	Total cash outflow for leases

(€’000)	For the year ended December 31,
	2020	2019
Total cash outflow for leases	1 681	1 494